TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of provision for impairment losses of trade debtors and other accounts receivable (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Losses [Roll Forward]
Opening balance	$ (67,232)	$ (81,004)	$ (122,193)
Write-offs	7,122	5,966	26,435
(Increase) Decrease	(4,668)	7,806	14,754
Closing balance	$ (64,778)	$ (67,232)	$ (81,004)